Interim Condensed Consolidated Statements of Changes in Equity (unaudited) - CAD ($) $ in Millions	Total	Common shares [member]	Issued capital [member] Preferred shares and other equity instruments [member]	Issued capital [member] Common shares [member]	Treasury instruments [member] Preferred shares and other equity instruments [member]	Treasury instruments [member] Common shares [member]	Retained earnings [member]	Other components of equity [member]	Equity attributable to shareholders [member]	Non-controlling interests [member]	FVOCI securities and loans [member] Other components of equity [member]	Foreign currency translation reserve [member] Other components of equity [member]	Cash flow hedge reserve [member] Other components of equity [member]
Balance at beginning of period at Oct. 31, 2019	$ 83,518		$ 5,706	$ 17,645	$ 1	$ (58)	$ 55,874	$ 4,248	$ 83,416	$ 102	$ 33	$ 4,221	$ (6)
Changes in equity
Issues of share capital and other equity instruments	1,808		1,750	62			(4)		1,808
Common shares purchased for cancellation	(814)	$ (97)		(97)			(717)		(814)
Redemption of preferred shares and other equity instruments	(8)		(8)						(8)
Sales of treasury shares and other equity instruments	4,098				88	4,010			4,098
Purchases of treasury shares and other equity instruments	(4,171)				(90)	(4,081)			(4,171)
Share-based compensation awards	(1)	62					(1)		(1)
Dividends on common shares	(4,572)						(4,572)		(4,572)
Dividends on preferred shares and distributions on other equity instruments	(198)						(194)		(194)	(4)
Other	(114)						(113)		(113)	(1)
Net income	8,191						8,185		8,185	6
Total other comprehensive income (loss), net of taxes	(1,363)						(653)	(713)	(1,366)	3	(156)	645	(1,202)
Balance at end of period at Jul. 31, 2020	86,374		7,448	17,610	(1)	(129)	57,805	3,535	86,268	106	(123)	4,866	(1,208)
Balance at beginning of period at Apr. 30, 2020	85,040		5,698	17,592	1	(75)	57,466	4,253	84,935	105	(823)	6,259	(1,183)
Changes in equity
Issues of share capital and other equity instruments	1,764		1,750	18			(4)		1,764
Sales of treasury shares and other equity instruments	864				25	839			864
Purchases of treasury shares and other equity instruments	(920)				(27)	(893)			(920)
Share-based compensation awards	(1)	18					(1)		(1)
Dividends on common shares	(1,538)						(1,538)		(1,538)
Dividends on preferred shares and distributions on other equity instruments	(65)						(65)		(65)
Other	(35)						(35)		(35)
Net income	3,201						3,197		3,197	4
Total other comprehensive income (loss), net of taxes	(1,936)						(1,215)	(718)	(1,933)	(3)	700	(1,393)	(25)
Balance at end of period at Jul. 31, 2020	86,374		7,448	17,610	(1)	(129)	57,805	3,535	86,268	106	(123)	4,866	(1,208)
Balance at beginning of period at Oct. 31, 2020	86,767		5,948	17,628	(3)	(129)	59,806	3,414	86,664	103	(139)	4,632	(1,079)
Changes in equity
Issues of share capital and other equity instruments	2,330		2,250	85			(5)		2,330
Redemption of preferred shares and other equity instruments	(725)		(725)						(725)
Sales of treasury shares and other equity instruments	3,564				442	3,122			3,564
Purchases of treasury shares and other equity instruments	(3,546)				(496)	(3,050)			(3,546)
Share-based compensation awards	(4)	85					(4)		(4)
Dividends on common shares	(4,618)						(4,618)		(4,618)
Dividends on preferred shares and distributions on other equity instruments	(192)						(189)		(189)	(3)
Other	19						29		29	(10)
Net income	12,158						12,151		12,151	7
Total other comprehensive income (loss), net of taxes	557						1,781	(1,218)	563	(6)	246	(2,243)	779
Balance at end of period at Jul. 31, 2021	96,310		7,473	17,713	(57)	(57)	68,951	2,196	96,219	91	107	2,389	(300)
Balance at beginning of period at Apr. 30, 2021	92,822		7,198	17,689	(7)	9	66,163	1,683	92,735	87	62	1,826	(205)
Changes in equity
Issues of share capital and other equity instruments	1,022		1,000	24			(2)		1,022
Redemption of preferred shares and other equity instruments	(725)		(725)						(725)
Sales of treasury shares and other equity instruments	1,423				243	1,180			1,423
Purchases of treasury shares and other equity instruments	(1,539)				(293)	(1,246)			(1,539)
Share-based compensation awards		$ 24
Dividends on common shares	(1,539)						(1,539)		(1,539)
Dividends on preferred shares and distributions on other equity instruments	(56)						(55)		(55)	(1)
Other	(8)						(7)		(7)	(1)
Net income	4,296						4,292		4,292	4
Total other comprehensive income (loss), net of taxes	614						99	513	612	2	45	563	(95)
Balance at end of period at Jul. 31, 2021	$ 96,310		$ 7,473	$ 17,713	$ (57)	$ (57)	$ 68,951	$ 2,196	$ 96,219	$ 91	$ 107	$ 2,389	$ (300)